Financial assets and liabilities - Summary of Financial Liabilities (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ (61,713,570)	R$ (54,484,446)
Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(7,829,157)
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(5,369,464)
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(15,450,291)
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(33,064,658)
Loans, borrowings and debentures [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(46,012,176)	(43,054,826)
Loans, borrowings and debentures [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(4,077,288)
Loans, borrowings and debentures [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(4,458,809)
Loans, borrowings and debentures [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(16,932,517)
Loans, borrowings and debentures [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(20,543,562)
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(2,629,734)	(2,190,264)
Trade payables [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(2,629,734)
Trade payables [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Trade payables [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Trade payables [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Other financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(562,763)	(543,879)
Other financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(562,763)
Other financial liabilities [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Other financial liabilities [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Other financial liabilities [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
REFIS [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(203,222)	(207,416)
REFIS [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(7,548)
REFIS [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(4,574)
REFIS [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(5,912)
REFIS [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(185,188)
Leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(14,348,296)	(11,666,959)
Leases [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(574,156)
Leases [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(390,726)
Leases [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,075,955)
Leases [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(12,307,459)
Railroad concession payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(1,219,188)	0
Railroad concession payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(51,167)
Railroad concession payable [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(365,087)
Railroad concession payable [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(369,881)
Railroad concession payable [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(433,053)
Derivative financial instruments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	3,988,524	4,396,997
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	413,170
Derivative financial instruments [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	236,776
Derivative financial instruments [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	2,933,974
Derivative financial instruments [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	404,604
Payables to related parties [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(315,433)	(392,458)
Payables to related parties [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(315,433)
Payables to related parties [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Payables to related parties [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Payables to related parties [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Dividends payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(24,238)	(214,104)
Dividends payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(24,238)
Dividends payable [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Dividends payable [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Dividends payable [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Preferred shareholders payable in subsidiaries [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(387,044)	R$ (611,537)
Preferred shareholders payable in subsidiaries [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Preferred shareholders payable in subsidiaries [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(387,044)
Preferred shareholders payable in subsidiaries [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	0
Preferred shareholders payable in subsidiaries [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ 0